NET REVENUE FROM SALES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net sales revenue

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Gross revenue
In Brazil	29,029,141	28,383,814	30,343,033
Abroad	21,552,287	23,596,603	20,691,181
	50,581,428	51,980,417	51,034,214
Deductions
Sales returns, discounts and rebates	(786,103)	(673,746)	(371,189)
Taxes on sales	(6,107,865)	(5,868,721)	(6,300,905)
	(6,893,968)	(6,542,467)	(6,672,094)
Net revenue	43,687,460	45,437,950	44,362,120